Cover	Sep. 11, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 11, 2023
Entity File Number	811-21549
Entity Registrant Name	First Trust Energy Income and Growth Fund
Entity Central Index Key	0001284940
Entity Tax Identification Number	11-3716544
Entity Incorporation, State or Country Code	MA
Entity Address, Address Line One	120 East Liberty Drive
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Wheaton
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60187
City Area Code	630
Local Phone Number	765-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false